FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule Of foreign exchange rates

	Year ended December 31,
	2024	2023
Cash, cash equivalents	$2,728	$3,139
Net exposure	$2,728	$3,139
Effect of +/- 10% change in currency	$273	$314

summarizes the maturities of the Company's financial liabilities

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
Accounts payable and accrued liabilities	$7,162	$7,162	$7,162	$-	$-	$-
Other liabilities	476	600	400	200
Lease liability	221	261	66	195	-	-
Total	$7,859	$8,023	$7,628	$395	$-	$-